Income Taxes (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended	24 Months Ended		36 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2021
Income Taxes [Line Items]
Annual taxable income percentage						50.00%
Income tax reduced rate					20.00%	20.00%
Cumulative tax effect, percentage	25.00%	25.00%
PRC [Member]
Income Taxes [Line Items]
Income tax EIT rate percentage	25.00%
Annual taxable income (in Yuan Renminbi)				¥ 1		¥ 1
Annual taxable income percentage				12.50%		25.00%
Income tax reduced rate				20.00%		20.00%
Minimum [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)					¥ 1
Minimum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)						¥ 1
Maximum [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)					¥ 3
Maximum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)						¥ 3
Latest Tax Year [Member]
Income Taxes [Line Items]
Annual taxable income percentage					25.00%
Latest Tax Year [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)			¥ 1
Annual taxable income percentage			25.00%
Income tax reduced rate			20.00%